STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 1,326,168,625	$ 1,129,347,396
Receivables
Employer contribution	2,941,373	2,435,675
Notes receivable from participants	226,315	421,905
Net assets available for benefits	$ 1,329,336,313	$ 1,132,204,976